Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated November 26, 2019

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:

Invesco Equally-Weighted S&P 500 Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Anne Unflat no longer serves as a Portfolio Manager to the Fund. Therefore, all references to Ms. Unflat in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.

MS-EWSP-SUP 112619

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated November 26, 2019

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:

Invesco S&P 500 Index Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Anne Unflat no longer serves as a Portfolio Manager to the Fund. Therefore, all references to Ms. Unflat in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.

MS-SPI-SUP 112619